Contract Liabilities	6 Months Ended
Apr. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 11 — CONTRACT LIABILITIES

For service contracts where the performance obligation is not completed, contract liabilities were recorded for any payments received in advance of the performance obligation. The payments received in advance will not be refunded and will be amortized in future when met performance obligations.

As of April 30, 2025 and October 31, 2024, contract liabilities is comprised of the following:

	April 30, 2025	October 31, 2024
Unearned franchise fee	118,277	309,315
Customer advance for beauty products	—	16,609
Total	118,277	325,924

The unearned franchise fee of $118,277 is to be recognized to revenue within one year from April 30, 2025.

As of April 30, 2025 and October 31, 2024, unearned franchise fee comprised of the following:

	April 30, 2025	October 31, 2024
Li Yi	38	7,005
Gao Wenjing	—	31,563
Yan Tianxiang	1,507	—
Wu Yinghan	32,753	—
Liu Yuping	36,462	—
Wang Shimei	2,073	—
Xu Yong	754	—
Nan Xifeng	829	—
Song Mingfang	6,971	—
Wang Zhiya	—	23,287
Yu Yang	—	—
Wang Limin	—	12,510
Li Jie	—	6,390
Sheng Xidong	—	6,890
Zhou Guixiang	—	13,626
Wang Jia	415	—
Wang Xuefeng	528	40,801
Wang Xiaohui	641	—
Ge Xiaoqing	—	6,967
Li Ruonan	—	2,309
Meng Hao	—	7,313
Chen Yu	—	500
Wang Hongli	—	2,848
Zhang Ying	—	2,964
Liu Zonghui	—	16,359
Xiao Yang	1,507	—
Sun Zhongyao	1,055	—
Shen Yue	1,206	—
Fan Lingfu	1,130	—
Sun Xuqiang	1,130	—
Zhao Zhe	1,130	—
Zheng Tinghai	5,162	—
Liu Jie	6,971	41,955
Zhu Hongjun	10,551	45,612
Zhou Qianqian	5,464	40,416
Total	118,277	309,315